Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	50,000,000	50,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	450,000,000	450,000,000	210,000,000
Common stock, issued	41,449,735	41,418,665	98,720,060
Common stock, outstanding	41,449,735	41,418,665	98,720,060
Restricted stock	10,362	41,438	6,683,340